Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax
Schedule of unused tax losses carried forward

	Gross losses £’000	Potential deferred tax asset £’000
31 December 2023	75,530	18,947
31 December 2022	71,139	17,867
31 December 2021	67,210	16,925